AXS 2X Innovation ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2022 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$53,443,512
TOTAL NET ASSETS — 100.0%	$53,443,512

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	ARK Innovation ETF	Receive	5.32% (OBRF01* + 100bps)	At Maturity	5/3/2023	$119,722,427	$-	$(12,735,861)
TOTAL EQUITY SWAP CONTRACTS								$(12,735,861)

*	OBFR01 - Overnight Bank Funding Rate, 4.32% as of December 31, 2022.